Shareholder Fees {- Fidelity Total Emerging Markets Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-11 | Fidelity Total Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none